4. ACQUISITION OF 42 WEST AND DOLPHIN FILMS, INC.	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Acquisition Of Dolphin Films Inc. Tables
4. ACQUISITION OF 42 WEST AND DOLPHIN FILMS, INC.

NOTE 4 — ACQUISITION OF 42WEST

On March 30, 2017, the “Company entered into a Membership Interest Purchase Agreement (the “Purchase Agreement”), by and among the Company and the Sellers. Pursuant to the Purchase Agreement, the Company acquired from the Sellers 100% of the membership interests of 42West and 42West became a wholly-owned subsidiary of the Company. 42West is an entertainment public relations agency offering talent, entertainment and targeted marketing and strategic communications services.

The consideration paid by the Company in connection with the 42West Acquisition was $18,666,666 (less, the amount of 42West’s transaction expenses paid by the Company and payments by the Company of certain 42West indebtedness) in shares of Common Stock, determined based on the Company’s 30-trading-day average stock price prior to the closing date of $9.22 per share, plus the potential to earn up to an additional $9.3 million (less payment of certain taxes) in shares of Common Stock, determined based on $9.22 per share. As a result, the Company (i) issued 615,140 shares of Common Stock to the Sellers on the closing date (the “Initial Consideration”), (ii) (a) issued 172,275 shares of Common Stock to certain current 42West employees and a former 42West employee on April 13, 2017, to settle change in control provisions in their pre-existing employment and termination agreements (the “Change in Control Provisions”), (b) issued 59,320 shares of restricted stock as employee stock bonuses (the “Employee Bonus Shares”) under the Company's 2017 equity Incentive Plan, and (c) will issue approximately 767,563 shares of Common Stock to the Sellers, and 213,348 shares of Common Stock to certain current and former 42West employees to settle the Change in Control Provisions, on January 2, 2018 (the “Post-Closing Consideration”), and (iii) potentially may issue up to approximately 856,414 shares of Common Stock to the Sellers, and 125,149 shares to certain current and former 42West employees in accordance with the Change in Control Provisions, based on the achievement of specified 42West financial performance targets over a three-year period beginning January 1, 2017 and ending December 31, 2019 as set forth in the Purchase Agreement (the “Earn-Out Consideration”, and together with the Initial Consideration and the Post-Closing Consideration, (the “Stock Consideration”). The Purchase Agreement allows for a working capital adjustment to be calculated within 30 days of the closing of the transaction. On April 13, 2017, the Company issued 50,000 shares of Common Stock to the Sellers as a provisional working capital adjustment, and on August 30, 2017 the Company made a final cash payment to the Sellers of $185,031 to settle the working capital adjustment once all information was agreed to between the Sellers and the Company. None of the Common Stock included in the Stock Consideration have been registered under the Securities Act except for the Employee Bonus Shares.

The Company also agreed to pay the Sellers’ transaction costs and assumed certain tax liabilities incurred or to be incurred by the Sellers based on the proceeds they receive.

The issuance of 59,320 Employee Bonus Shares and the potential issuance of 117,788 shares as part of the Earn-Out Consideration to current employees (the “Employee Earn-Out Shares”) are conditioned on the employees remaining employed by the Company up to the date the shares become issuable. If an employee does not remain employed for the requisite service period, the shares they forfeit will be allocated among and issued to the Sellers. The Employee Bonus Shares and Employee Earnout Shares are not considered part of the accounting consideration transferred to acquire 42West. The Employee Bonus Shares will be accounted for under ASC 718, Compensation Stock-Compensation, which will result in compensation expense in the Company’s consolidated statements of operations. On August 21, 2017, the Company granted 59,320 of nonvested restricted stock to current 42West employees, of which 58,205 shares remain outstanding at September 30, 2017.

The Purchase Agreement contains customary representations, warranties, covenants and indemnifications.

Also in connection with the 42West Acquisition, on March 30, 2017, the Company entered into put agreements (the “Put Agreements”) with each of the Sellers. Pursuant to the terms and subject to the conditions set forth in the Put Agreements, the Company has granted the Sellers the right, but not obligation, to cause the Company to purchase up to an aggregate of 1,187,094 of their shares of Common Stock received as Stock Consideration for a purchase price equal to $9.22 per share during certain specified exercise periods set forth in the Put Agreements up until December 2020 (the “Put Rights”). During the three months ended September 30, 2017, the Sellers, in accordance with the Put Agreements, caused the Company to purchase 40,672 shares of Common Stock for an aggregate amount of $375,000.

Each of Leslee Dart, Amanda Lundberg and Allan Mayer (the “Principal Sellers”) has entered into employment agreements with the Company to continue as employees of the Company for a three-year term after the closing of the 42West Acquisition. Each of the employment agreements of the Principal Sellers contains lock-up provisions pursuant to which each Principal Seller has agreed not to transfer any shares of Common Stock in the first year, except pursuant to an effective registration statement on Form S-1 or Form S-3 promulgated under the Securities Act (an “Effective Registration Statement”) or upon exercise of the Put Rights pursuant to the Put Agreement, and, except pursuant to an Effective Registration Statement, no more than 1/3 of the Initial Consideration and Post-Closing Consideration received by such Principal Seller in the second year and no more than an additional 1/3 of the Initial Consideration and Post-Closing Consideration received by such Principal Seller in the third year, following the closing date. The non-executive employees of 42West were retained as well.

In addition, in connection with the 42West Acquisition, on March 30, 2017, the Company entered into a registration rights agreement with the Sellers (the “Registration Rights Agreement”) pursuant to which the Sellers are entitled to rights with respect to the registration under the Securities Act. All fees, costs and expenses of underwritten registrations under the Registration Rights Agreement will be borne by the Company. At any time after the one-year anniversary of the Registration Rights Agreement, the Company will be required, upon the request of such Sellers holding at least a majority of the Stock Consideration received by the Sellers, to file a registration statement on Form S-1 and use its reasonable efforts to affect a registration covering up to 25% of the Stock Consideration received by the Sellers. In addition, if the Company is eligible to file a registration statement on Form S-3, upon the request of such Sellers holding at least a majority of the Stock Consideration received by the Sellers, the Company will be required to use its reasonable efforts to affect a registration of such shares on Form S-3 covering up to an additional 25% of the Stock Consideration received by the Sellers. The Company is required to effect only one registration on Form S-1 and one registration statement on Form S-3, if eligible. The right to have the Stock Consideration received by the Sellers registered on Form S-1 or Form S-3 is subject to other specified conditions and limitations.

The provisional acquisition-date fair value of the consideration transferred totaled $24,113,798, which consisted of the following:

Common Stock issued at closing and in April 2017 (787,415 shares)	$6,693,028
Common Stock issuable on January 2, 2018 (980,911 shares)	8,337,739
Contingent Consideration	3,627,000
Put Rights	3,800,000
Sellers’ transaction costs paid at closing	260,000
Sellers’ tax liabilities assumed	786,000
Working capital adjustment (50,000 shares issued in April 2017 plus paid $185,031 in cash in August 2017)	610,031
$24,113,798

The fair values of the 787,415 shares of Common Stock issued at closing and in April 2017, the 50,000 share of Common Stock issued on April 13, 2917 and the 980,911 shares of Common Stock to be issued on January 2, 2018 were determined based on the closing market price of the Company’s Common Stock on the acquisition date of $8.50 per share.

The Earn-Out Consideration arrangement requires the Company to pay up to 863,776 shares of Common Stock to the Sellers and one former employee of 42West to settle a Change in Control Provision (the “Contingent Consideration”), on achievement of adjusted EBITDA targets based on the operations of 42West over the three-year period beginning January 1, 2017. The provisional fair value of the Contingent Consideration was estimated using a Monte Carlo Simulation model, which incorporated significant inputs that are not observable in the market, and thus represents a Level 3 measurement as defined in ASC 820. The unobservable inputs utilized for measuring the fair value of the Contingent Consideration reflect management’s own assumptions about the assumptions that market participants would use in valuing the Contingent Consideration as of the acquisition date. The key assumptions as of the acquisition date used in applying the Monte Carlo Simulation model are as follows: estimated risk-adjusted EBITDA figures ranging between $3,750,000 and $3,900,000; discount rates ranging between 11.75% and 12.25% applied to the risk-adjusted EBITDA estimates to derive risk-neutral EBITDA estimates; risk-free discount rates ranging from 1.03% to 1.55%, based on U.S. government treasury obligations with terms similar to those of the Contingent Consideration arrangement, applied to the risk-neutral EBITDA estimates; and an annual asset volatility estimate of 72.5%.

The provisional fair value of the Put Rights at the acquisition date was estimated using Black-Scholes Option Pricing Model, which incorporates significant inputs that are not observable in the market, and thus represents a Level 3 measurement as defined in ASC 820. The unobservable inputs utilized for measuring the fair value of the Put Rights reflect management’s own assumptions about the assumptions that market participants would use in valuing the Put Rights as of the acquisition date. The key assumptions in applying the Black Scholes Option Pricing Model are as follows: a discount rate range of 0.12% to 1.70% based on U.S Treasury obligations with a term similar to the exercise period for each of the rights to put shares to the Company as set forth in the Put Option agreements, and an equity volatility estimate of 75% based on the stock price volatility of the Company and certain publicly traded companies operating in the advertising services industry.

The Sellers’ tax liabilities assumed relates to the New York City Unincorporated Business Tax the Sellers will incur on the Initial Consideration, Post-Closing Consideration and potential Earn-Out Consideration received or to be received by them in connection with the 42West Acquisition. The Company’s obligation to pay the Sellers’ tax liabilities is a mutually agreed upon amount of $786,000, which was based on the Sellers’ estimates at the closing date of the 42West Acquisition of the amount of taxes to be owed, based on a 4% tax rate and the Sellers’ estimated taxable income. The estimated fair value of the Sellers’ tax liabilities assumed may change during the measurement period, pending receipt by the Company from the Sellers of an updated tax liability accrual, and ultimately the Sellers’ preparation of the related income tax returns related to the Initial Consideration. Therefore, the estimated fair value of the Sellers’ tax liabilities assumed is provisional.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date, March 30, 2017. Amounts in the table are provisional estimates that may change, as described below.

Cash	$273,625
Accounts receivable	1,706,644
Property, equipment and leasehold improvements	1,087,962
Other assets	265,563
Indemnification asset	300,000
Intangible assets	9,110,000
Total identifiable assets acquired	12,743,794

Accounts payable and accrued expenses	(731,475)
Line of credit and note payable	(1,025,000)
Settlement liability	(300,000)
Other liabilities	(902,889)
Tax liabilities	(22,000)
Total liabilities assumed	(2,981,364)
Net identifiable assets acquired	9,762,430
Goodwill	14,351,368
Net assets acquired	$24,113,798

Of the provisional fair value of the $9,110,000 of acquired identifiable intangible assets, $5,980,000 was assigned to customer relationships (10-year useful life), $2,760,000 was assigned to the trade name (10-year useful life), and $370,000 was assigned to non-competition agreements (3-year useful life), that were recognized at fair value on the acquisition date.

The estimated fair value of accounts receivable acquired is $1,706,644, with the gross contractual amount being $1,941,644. The Company expects $235,000 to be uncollectible. The estimated fair value of accounts receivable is provisional, pending the Company obtaining additional evidence of the actual amounts which will be collected.

The fair values of property and equipment and leasehold improvements of $1,087,962, and other assets of $265,563, are based on 42West’s carrying values prior to the acquisition, which approximate their fair values.

The estimated fair value of the settlement liability of $300,000 relates to 42West’s contingent liability to the Motion Picture Industry Pension Individual Account and Health Plans (collectively the “Plans”), two multiemployer pension funds and one multiemployer welfare fund, respectively, that are governed by the Employee Retirement Income Security Act of 1974, as amended (the “Guild Dispute”). The Plans intend to conduct an audit of 42West’s books and records for the period June 7, 2011 through August 20, 2016 in connection with the alleged contribution obligations of 42West to the Plans. Based on a recent audit for periods prior to June 7, 2011, the Company estimates that the probable amount the Plan may seek to collect from 42West is approximately $300,000, as of the acquisition date, in pension plan contributions, health and welfare plan contributions and union dues once the audit is completed. Accordingly, the Company has recorded a $300,000 settlement accrual liability for the probable amount of the liability it may incur due to the Motion Picture Industry Pension audit of the period from March 25, 2012 through August 20, 2016 (see Note 20). The Company has not recorded a liability as of the acquisition date for any exposure for additional settlement obligations related to the period from August 20, 2016 through March 30, 2017, as the Company has not reached a conclusion that a loss for that period is probable. Therefore, the ultimate amount related to the settlement liability as of March 30, 2017 may vary from the amount recorded, and as such, the estimated fair value of the settlement liability is provisional.

In accordance with the terms of the Purchase Agreement, the Sellers indemnified the Company with respect to the Guild Dispute for losses incurred related to the Company’s alleged contribution obligations to the Plans for the period between March 25, 2012 through March 26, 2016. The Company has recorded an indemnification asset related to the recorded settlement liability, measured at fair value on the same basis as the settlement liability. The indemnification asset represents the estimated fair value of the indemnification payment expected to be received from Sellers, related to the indemnification by the Sellers of the estimated settlement liability. As the estimated fair value of the settlement liability is provisional, so too is the estimated fair value of the indemnification asset.

The deferred tax liability related to 42West is a provisional estimate pending the completion of an analysis of deferred income taxes.

Based on the provisional fair values related to certain assets acquired and liabilities assumed discussed above, the $14,351,368 of goodwill is also provisional. The goodwill was assigned to the Entertainment Publicity reporting unit, which is at the same level as the Entertainment Publicity segment (see Note 19). The goodwill recognized is attributable primarily to expectations of continued successful efforts to obtain new customers, buyer specific synergies and the assembled workforce of 42West. The goodwill is expected to be deductible for income tax purposes.

The Company expensed $0 and $745,272 of acquisition related costs in the three and nine months ended September 30, 2017, respectively. These costs are included in the condensed consolidated statements of operations in the line item entitled “acquisition costs.”

The revenue and net income of 42West included in the consolidated amounts reported in the condensed consolidated statements of operations for the three and nine months ended September 30, 2017 are as follows:

	For the three months ended September 30, 2017	For the nine months ended September 30, 2017
Revenue	$5,409,166	$15,236,278
Net income	$247,247	$1,612,589

The following represents the pro forma consolidated operations for the three and nine months ended September 30, 2017 and September 30, 2016, respectively, as if 42West had been acquired on January 1, 2016 and its results had been included in the consolidated results of the Company beginning on that date:

Pro Forma Consolidated Statements of Operations

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Revenues	$6,808,014	$5,588,495	$19,862,073	$15,064,851
Net income (loss)	5,923,245	(11,617,330)	10,297,757	(22,205,725)

The pro forma amounts have been calculated after applying the Company’s accounting policies to the financial statements of 42West and adjusting the combined results of the Company and 42West to reflect (a) the amortization that would have been charged assuming the intangible assets had been recorded on January 1, 2006, (b) the reversal of 42West’s income taxes as if 42West had filed a consolidated income tax return with the Company beginning January 1, 2016, and (c) to exclude $207,564 and $795,272 of acquisition related costs that were originally expensed by the Company during the three months ended June 30, 2017 and by the Company and 42West on a combined basis during the six months ended June 30, 2017, respectively.

The following table summarizes the original and revised estimated fair values of the assets acquired and liabilities assumed at the acquisition date of March 30, 2017 and the related measurement period adjustments to the fair values recorded through September 30, 2017:

	March 31, 2017 (As initially reported)	Measurement Period Adjustments	September 30, 2017 (As adjusted)
Cash	$273,625	$—	$273,625
Accounts receivable	1,706,644	—	1,706,644
Property, equipment and leasehold improvements	1,087,962	—	1,087,962
Other assets	265,563	—	265,563
Indemnification asset	—	300,000	300,000
Intangible assets	9,110,000	—	9,110,000
Total identifiable assets acquired	12,443,794	300,000	12,743,794

Accounts payable and accrued expenses	(731,475)	—	(731,475)
Line of credit and note payable	(1,025,000)	—	(1,025,000)
Settlement liability	(300,000)	—	(300,000)
Other liabilities	(902,889)	—	(902,889)
Tax liabilities	(22,000)	—	(22,000)
Total liabilities assumed	(2,981,364)	—	(2,981,364)
Net identifiable assets acquired	9,462,430	—	9,762,430
Goodwill	13,996,337	355,031	14,351,368
Net assets acquired	$23,458,767	$655,031	$24,113,798

The above estimated fair values of assets acquired and liabilities assumed are based on the information that was available as of the acquisition date to estimate the fair value of assets acquired and liabilities assumed. As of March 31, 2017, the Company recorded the identifiable net assets acquired of $9,462,430 as shown in the table above in its condensed consolidated balance sheet. During the period from March 31, 2017 through September 30, 2017, the Company’s measurement period adjustments of $655,031 were made based on new information obtained after the acquisition date about facts and circumstances that existed as of the acquisition date, and, accordingly, the Company recognized these adjustments in its September 30, 2017 condensed consolidated balance sheet to reflect the adjusted identifiable net assets acquired of $9,762,430 as shown in the table above. The changes to the provisional amounts did not result in changes to the Company’s previously reported condensed consolidated income statement for the three months ended March 31, 2017.

The following is a reconciliation of the initially reported fair value to the adjusted fair value of goodwill:

Goodwill originally reported at March 31, 2017	$13,996,337
Changes to estimated fair values:
Contingent Consideration	86,000
Put Rights	(200,000)
Sellers’ tax liabilities assumed	159,000
Working capital adjustment	610,031
Indemnification asset	(300,000)
355,031
Adjusted goodwill	$14,351,368

The provisional estimated fair value of Contingent Consideration increased from the originally reported amount primarily due to changes in the estimated risk-adjusted EBITDA figures expected to be achieved during the earn-out period, changes to the risk-free discount rates and recalibration of the asset volatility estimate, which are inputs to the Monte Carlo simulation model used to calculate the fair value.

The provisional estimated fair value of the Put Rights decreased from the originally reported amount primarily due to a decrease in the annual asset volatility assumption.

The final working capital adjustment and provisional indemnification asset were initially determined subsequent to the issuance by the Company of its condensed consolidated financial statements for the three months ended March 31, 2017.

On March 7, 2016, the Company, DDM Merger Sub, Inc., a Florida corporation and a direct wholly-owned subsidiary of the Company (“Merger Subsidiary”), Dolphin Entertainment and Dolphin Films completed their previously announced merger contemplated by the Agreement and Plan of Merger, dated October 14, 2015 (the “Merger Agreement”). Pursuant to the terms of the Merger Agreement, Merger Subsidiary merged with and into Dolphin Films (the “Merger”) with Dolphin Films surviving the Merger. As a result of the Merger, the Company acquired Dolphin Films. At the effective time of the Merger, each share of Dolphin Films’ common stock, par value $1.00 per share, issued and outstanding, was converted into the right to receive the consideration for the Merger (the “Merger Consideration”). The Company issued 2,300,000 shares of Series B Convertible Preferred Stock, par value $0.10 per share, and 1,000,000 shares of Series C Convertible Preferred Stock, par value $0.001 per share to Dolphin Entertainment as the Merger Consideration.

William O’Dowd is the President, Chairman and Chief Executive Officer of the Company and, as of March 4, 2016, was the beneficial owner of 52.5% of the outstanding Common Stock.  In addition, Mr. O’Dowd is the founder, president and sole shareholder of Dolphin Entertainment, which was the sole shareholder of Dolphin Films. The Merger Consideration was determined as a result of negotiations between Dolphin Entertainment and a special committee of independent directors of the Board of Directors of the Company (the “Special Committee”), with the assistance of separate financial and legal advisors selected and retained by the Special Committee. The Special Committee unanimously determined that the Merger Agreement and the transactions contemplated thereby, including the Merger, were fair to and in the best interests of the shareholders of the Company other than Mr. O’Dowd, and that it was advisable for the Company to enter into the Merger Agreement. The Merger was consummated following the approval and adoption of the Merger Agreement by the Company’s shareholders.

The Company retrospectively adjusted the historical financial results for all periods to include Dolphin Films as required for transactions between entities under common control. The following table presents the Company’s previously reported Consolidated Balance Sheet, retrospectively adjusted for the acquisition of Dolphin Films:

	As of December 31, 2015 (unaudited)
	Dolphin Digital Media, Inc.*	Dolphin Films, Inc.	Acquisition Adjustments	Consolidated Balance Sheets as currently reported
ASSETS
Current
Cash and cash equivalents	$2,259,504	$133,181	—	$2,392,685
Related party receivable	—	453,529	—	453,529
Prepaid Expenses	10,018	62,500	—	72,518
Receivables and other current assets	560,112	2,267,019	—	2,827,131
Total Current Assets	2,829,634	2,916,229	—	5,745,863

Capitalized production costs	2,439	15,168,329	—	15,170,768
Property and equipment	55,413	—	—	55,413
Deposits	41,291	355,778	—	397,069
Total Assets	$2,928,777	$18,440,336	—	$21,369,113

LIABILITIES
Current
Accounts payable	$479,799	$1,590,746	—	$2,070,545
Other current liabilities	2,669,456	314,864	—	2,984,320
Accrued compensation	2,065,000	—	—	2,065,000
Debt	5,145,000	32,186,008	—	37,331,008
Loan from related party	—	2,917,523	—	2,917,523
Deferred revenue	—	1,418,368	—	1,418,368
Notes payable	300,000	—	—	300,000
Total Current Liabilities	10,659,255	38,427,509	—	49,086,764

Noncurrent
Convertible note payable	3,164,000	—	—	3,164,000
Loan from related party	1,982,267	—	—	1,982,267
Total Noncurrent Liabilities	5,146,267	—	—	5,146,267
Total Liabilities	15,805,522	38,427,509	—	54,233,031

STOCKHOLDERS’ DEFICIT
Common stock, $0.015 par value, 200,000,000 shares authorized, 2,047,309 issued and outstanding at December 31, 2015	30,710	100	(100)	30,710
Preferred stock, Series A. $0.001 par value, 10,000,000 shares authorized, 1,042,753 shares issued and outstanding, liquidation preference of $1,042,753 at December 31, 2015	1,043	—	—	1,043
Preferred stock, Series B. $0.10 par value, 4,000,000 shares authorized, 3,300,000 shares issued and outstanding at December 31, 2015	—	—	230,000	230,000
Preferred stock, Series C. $0.001 par value, 1,000,000 shares authorized, 1,000,000 shares issued and outstanding at December 31, 2015	—	—	1,000	1,000
Additional paid in capital	26,741,849	—	(230,900)	26,510,949
Accumulated deficit	(42,628,155)	(19,987,273)	—	(62,615,428)
Total Dolphin Digital Media, Inc. Deficit	(15,854,553)	(19,987,173)	—	(35,841,726)
Non-controlling interest	2,977,808	—	—	2,977,808
Total Stockholders’ Deficit	(12,876,745)	(19,987,173)	—	(32,863,918)
Total Liabilities and Stockholders’ Deficit	$2,928,777	$18,440,336	—	$21,369,113

*Previously reported on Form 10-K filed with the SEC March 31, 2016

The following table presents the Company’s previously reported Consolidated Statement of Operations, retrospectively adjusted for the acquisition of Dolphin Films:

	For the year ended December 31, 2015
	Dolphin Digital Media, Inc.*	Dolphin Films, Inc.	Pro Forma Adjustments	Consolidated Statement of Operations as currently reported
Revenues:
Production	$2,929,518	$101,555		$3,031,073
Membership	69,761	—		69,761
Total Revenue	2,999,279	101,555		3,100,834

Expenses:
Direct costs	2,290,645	296,612		2,587,257
Impairment of deferred production costs	—	213,300		213.300
Selling, general and administrative	2,478,794	341,772	(975,478)	1,845,088
Legal and professional	—	1,417,078	975,478	2,392,556
Payroll	1,435,765	—		1,435,765
Loss before other income (expense)	(3,205,925)	(2,167,207)		(5,373,132)

Other Income (Expense):
Other Income	96,302	—		96,302
Interest expense	(940,398)	(2,619,134)		(3,559,532)
Net Loss	$(4,050,021)	$(4,786,341)		$(8,836,362)

Net income attributable to noncontrolling interest	$17,440	$—		$17,440
Net loss attributable to Dolphin Films, Inc.	—	(4,786,341)		(4,786,341)
Net loss attributable to Dolphin Digital Media, Inc.	(4,067,461)	—		(4,067,461)
Net loss	$(4,050,021)	$(4,786,341)		$(8,836,362)

Basic and Diluted Loss per Share	$(1.98)			$(4.32)
Weighted average number of shares used in share calculation	2,047,309			2,047,309

*Previously reported on Form 10-K filed with the SEC March 31, 2016.

The following table presents the Company’s previously reported Condensed Consolidated Statement of Cash Flows, retrospectively adjusted for the acquisition of Dolphin Films:

	For the year ended December 31, 2015
	Dolphin Digital Media, Inc.*	Dolphin Films, Inc.	Acquisition Adjustments	Consolidated Statement of Cash Flows (as currently reported)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$(4,050,021)	$(4,786,341)	—	$(8,836,362)
Adjustments to reconcile net loss to net cash used in operating activities:				—
Depreciation	24,826	—	—	24,826
Amortization of capitalized production costs	1,642,120	30,000	—	1,672,120
Impairment of capitalized production costs	648,525	213,300	—	861,825
Changes in operating assets and liabilities:			—	—
Prepaid expenses	(7,679)	—	—	(7,679)
Receivables and other current assets	(115,069)	(150,547)	—	(265,616)
Capitalized production costs	(1,599,558)	(1,136,763)	—	(2,736,321)
Accounts Payable	239,063	545,766	—	784,829
Accrued compensation	315,000	—	—	315,000
Other current liabilities	1,121,876	—	—	1,121,876
Net Cash Used in Investing Activities	(1,780,917)	(5,284,585)	—	(7,065,502)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,549)	—	—	(2,549)
Net Cash Used in Investing Activities	(2,549)	—	—	(2,549)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Loan and Security agreements	1,150,000	1,460,000	—	2,610,000
Repayment of loan and security agreements	—	(405,219)	—	(405,219)
Proceeds from production loan	—	440,130	—	440,130
Proceeds from convertible note payable	3,164,000	—	—	3,164,000
Proceeds from note payable with related party	2,797,500	3,785,936	—	6,583,436
Repayment of note payable to related party	(3,267,000)	(57,686)	—	(3,324,686)
Net Cash Provided By Financing Activities	3,844,500	5,223,161	—	9,067,661

NET INCREASE (DECREASE) IN CASH	2,061,034	(61,424)	—	1,999,610
CASH, BEGINNING OF PERIOD	198,470	194,605	—	393,075
CASH, END OF PERIOD	$2,259,504	$133,181	—	$2,392,685

SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Interest Paid	234,777	1,401,037	—	1,635,814

SUPPLEMENTAL DISCLOSURES OF NON CASH FLOW INFORMATION:
Refinance of related party debt to third party debt	—	8,774,337	—	8,774,337

*Previously reported on Form 10-K filed with the SEC March 31, 2016.